General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	Year ended December 31
	2018	2017	2016

Salaries and related expenses	$190,207	$67,541	$29,254
Stock-based compensation	35,595	90,875	162,124
Communication and investor relations	230,194	83,836	5,121
Professional fees (*)	269,980	224,407	150,341
Insurance and other expenses	193,718	150,428	64,142
	$919,694	$617,087	$410,982

(*) includes listing expenses